Shareholder Fees - Nationwide Bond Index Fund	Mar. 01, 2021
Class A Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none
Class C Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%
Class R Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none
Class R6 Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none
Institutional Service Class Shares
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none